July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.8%
iShares Developed Real Estate Index Fund, Class K	45,754	$ 413,159
iShares ESG Aware MSCI EAFE ETF(b)	18,545	1,941,662
iShares ESG Aware MSCI EM ETF(b)	20,557	1,059,097
iShares ESG Aware MSCI USA ETF	31,353	5,130,918
iShares ESG Aware MSCI USA Small-Cap ETF(b)	10,213	548,642
iShares MSCI Canada ETF(b)	4,663	276,936
iShares MSCI EAFE Small-Cap ETF(b)	3,863	324,106
iShares MSCI Emerging Markets Small-Cap ETF	2,143	149,410
		9,843,930
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	2,131	99,411
Money Market Funds — 28.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	2,760,458	2,761,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	59,178	59,178
		2,820,464
Total Investments — 128.1% (Cost: $9,885,177)		12,763,805
Liabilities in Excess of Other Assets — (28.1)%		(2,797,374)
Net Assets — 100.0%		$ 9,966,431

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,095,594	$ 665,939 (a)	$ —	$ (304)	$ 57	$ 2,761,286	2,760,458	$ 3,236 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,620	51,558 (a)	—	—	—	59,178	59,178	585	—
iShares Developed Real Estate Index Fund, Class K	318,147	92,545	(25,264)	651	27,080	413,159	45,754	14,341	6,943
iShares ESG Aware MSCI EAFE ETF	1,510,061	491,329	(246,016)	3,335	182,953	1,941,662	18,545	60,256	—
iShares ESG Aware MSCI EM ETF	717,721	322,862	(110,963)	4,325	125,152	1,059,097	20,557	19,660	—
iShares ESG Aware MSCI USA ETF	3,865,582	1,134,935	(278,912)	(1,484)	410,797	5,130,918	31,353	33,196	—
iShares ESG Aware MSCI USA Small-Cap ETF	463,533	104,177	(108,293)	4,794	84,431	548,642	10,213	3,702	—
iShares ESG Aware U.S. Aggregate Bond ETF	75,980	28,359	(2,051)	(387)	(2,490)	99,411	2,131	2,527	—
iShares MSCI Canada ETF	195,298	56,191	(10,095)	178	35,364	276,936	4,663	3,081	—
iShares MSCI EAFE Small-Cap ETF	251,950	75,830	(29,731)	744	25,313	324,106	3,863	9,467	—
iShares MSCI Emerging Markets Small-Cap ETF	115,970	45,781	(12,739)	460	(62)	149,410	2,143	3,853	—
				$ 12,312	$ 888,595	$ 12,763,805		$ 153,904	$ 6,943

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 9,843,930	$ —	$ —	$ 9,843,930
Fixed-Income Funds	99,411	—	—	99,411
Money Market Funds	2,820,464	—	—	2,820,464
	$12,763,805	$—	$—	$12,763,805

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments